Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Apr. 15, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ABCO Energy, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		61,492,360
Entity Public Float		$ 1,352,838
Amendment Flag	false
Entity Central Index Key	0001300938
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true